Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019 [1]
Current assets
Cash and cash equivalents	€ 207,530	€ 103,353
Other financial assets	24,448	16,023
Accounts receivable	1,250	957
Other current assets	5,763	3,667
Total current assets	238,991	124,000
Non-current assets
Property, plant and equipment	7,868	4,720
Intangible assets	914	1,008
Right-of-use assets	6,149	3,287
Other non-current assets	724	1,262
Total non-current assets	15,655	10,277
Total assets	254,646	134,277
Current liabilities
Provisions	51	50
Accounts payable	10,052	7,082
Deferred revenue	46,600	59,465
Other financial liabilities	16,869
Lease liabilities	1,881	1,411
Other current liabilities	2,025	1,288
Total current liabilities	77,478	69,296
Non-current liabilities
Deferred revenue	85,475	101,909
Lease liabilities	4,306	1,823
Other non-current liabilities		2,084
Total non-current liabilities	89,781	105,816
Shareholders' equity (deficit)
Share capital	629	1,164
Share premium	538,695	190,945
Accumulated deficit	(444,478)	(233,194)
Other reserves	(7,459)	(770)
Total equity (deficit) attributable to shareholders of the parent	87,387	(41,855)
Non-controlling interest	0	1,020
Total shareholders' equity (deficit)	87,387	(40,835)
Total liabilities and shareholders' equity (deficit)	€ 254,646	€ 134,277

[1]	See Note 2 for details regarding the change in presentation of Other financial assets